Schedule of Operating Right of use Assets and Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Lease Right-of-use Assets And Lease Liabilities
Office lease	$ 1,541,390	$ 1,541,390
Less accumulated amortization	(935,596)	(701,267)
Right-of-use, net	605,794	840,123
Office lease	685,077	922,929
Less: current portion	212,062	206,690
Long term portion	$ 473,015	$ 716,239